INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Expense
Current income tax (benefit)/ expense	$ 445	¥ 3,066	¥ 2,294	¥ (4,436)
Deferred income tax expense/ (benefit)	405	2,798	(159)	5,694
Total current and deferred components of income tax expense	$ 850	¥ 5,864	¥ 2,135	¥ 1,258